Risks and Concentration (Details)	Dec. 31, 2024
Bank A
Risks and Concentration
Percentage of cash and cash equivalents and restricted cash balance	22.00%
Bank B
Risks and Concentration
Percentage of cash and cash equivalents and restricted cash balance	21.00%
Bank C
Risks and Concentration
Percentage of cash and cash equivalents and restricted cash balance	13.00%
Bank D
Risks and Concentration
Percentage of cash and cash equivalents and restricted cash balance	8.00%
Bank E
Risks and Concentration
Percentage of cash and cash equivalents and restricted cash balance	8.00%